Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total revenues	$ 145,068	$ 18,264	$ 18,779
Total revenue, percentage	100.00%	100.00%	100.00%
LBS advertising [Member]
Revenues
Total revenues	$ 131,423	$ 17,895	$ 17,806
Total revenue, percentage	90.60%	98.00%	94.80%
Remote Sensing and GIS Data Management Service Platform software and services [Member]
Revenues
Total revenues	$ 4,545	$ 69
Total revenue, percentage	3.10%	0.40%
Smart transportation [Member]
Revenues
Total revenues	$ 9,100	$ 300	$ 973
Total revenue, percentage	6.30%	1.60%	5.20%